COMMITMENTS AND CONTINGENCIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Long-term Purchase Commitment [Line Items]
Rental expenses	¥ 16,436	$ 2,526	¥ 17,765	¥ 15,805
Unrecognized tax positions	70,992				$ 10,911
Capital Addition Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
Commitments to Acquire Certain Medical Equipment	¥ 426,293				$ 65,520